INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of December 31, 2013
	Gross carrying value	Accumulated amortization	Net carrying value
	(As Restated)	(As Restated)	(As Restated)
	RMB	RMB	RMB
Intangible assets with definite useful years
Adaptation rights	4,184	(563)	3,621
Advertising license	862	(35)	827
Technology	14,972	(1,806)	13,166
Non-compete agreement	3,796	(885)	2,911
Customer relationship	22,286	(2,688)	19,598
User generated content	12,785	(7,058)	5,727
	58,885	(13,035)	45,850
Intangible assets with indefinite useful years
Domain name, trademark and online video license	845,300	—	845,300
	904,185	(13,035)	891,150

	As of December 31, 2014
	Gross carrying value	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
Intangible assets with definite useful years
Adaptation rights	6,351	(1,867)	4,484	722
Advertising license	862	(64)	798	129
Technology	14,972	(5,417)	9,555	1,540
Non-compete agreement	3,796	(2,654)	1,142	184
Customer relationship	22,286	(8,063)	14,223	2,292
User generated content	12,785	(12,785)	—	—
	61,052	(30,850)	30,202	4,867
Intangible assets with indefinite useful years
Domain name, trademark and online video license	845,300	—	845,300	136,238
	906,352	(30,850)	875,502	141,105

Schedule of estimated amortization expense relating to existing intangible assets
	RMB	US$
Within 1 year	11,713	1,888
Between 1 and 2 years	10,048	1,619
Between 2 and 3 years	6,543	1,055
Between 3 and 4 years	347	56
Between 4 and 5 years	303	49